TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables

	As of December 31,
	2020	2019
Current
Suppliers	16,928	10,623
Expenses accrual	18,338	20,864
TOTAL	35,266	31,487

	As of December 31,
	2020	2019
Non current
Expenses accrual	5,240	5,500
TOTAL	5,240	5,500